PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Property, plant and equipment, gross	$ 23,486	$ 23,151
Less accumulated depreciation	9,010	8,212
Property, plant and equipment-net	14,476	14,939	14,727
Land
Property, Plant and Equipment
Property, plant and equipment, gross	997	1,141
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	5,307	5,240
Machinery equipment and vehicle fleet
Property, Plant and Equipment
Property, plant and equipment, gross	16,203	15,504
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	$ 979	$ 1,266